Intellectual Property and Collaborative Agreements (Detail Textuals) $ in Millions	1 Months Ended					12 Months Ended
	Nov. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Compounds	Dec. 31, 2011 USD ($)	Dec. 31, 2015 USD ($)
MiNA
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement		$ 0.5
Maximum upfront, clinical, commercialization milestone payments and royalties received			$ 49.0
Accelerated payment received under license agreement	$ 0.2
Mirna
Intellectual Property And Collaborative Agreements [Line Items]
Upfront payment received under license agreement				$ 1.0
Maximum upfront, clinical, commercialization milestone payments and royalties received					$ 63.0
Accelerated payment received under license agreement						$ 0.5
Agreement termination period					60 days
Number of compounds | Compounds				3
Future additional selection upfront payment				$ 0.5